Lease	12 Months Ended
Nov. 30, 2022
Lease
Lease

10.Lease

On December 1, 2015, the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property, which is owned by the same landlord, for a 5-year term with a 5-year renewal option. On June 21, 2020, the Company entered into a lease surrender agreement and vacated one of its premises on June 30, 2020. On August 20, 2020, The Company extended its lease for the premises that it currently operates from, for one year, commencing December 1, 2020, with an option to continue on a month-to-month basis after November 30, 2021.This operating lease was capitalized under ASC Topic 842 effective on the August 20, 2020 date of extension.

The gross amounts of assets and liabilities related to operating leases were as follows:

November 30, 2022

Assets:
Operating lease right-of-use asset	$151,471

Liabilities:
Current:
Operating lease liability	$165,441

Total lease liability	$165,441

Operating lease costs, net of Canada Emergency Rent Subsidy (CERS) received, amounted to $115,784 for the year ended November 30, 2021 respectively and have been recorded in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss.

For the year ended November 30, 2022, lease payments of $169,072 (2021 - $169,552) were paid in relation to the operating lease liability. For the year ended November 30, 2021, these payments have been offset by $34,709 received as part of the CERS COVID-19 relief program for net cash lease payments of $134,843.

Lease terms and discount rates are as follows:

November 30, 2022

Remaining lease term (months)	12
Estimated incremental borrowing rate	11.4%

The approximate future minimum lease payments for the operating lease as at November 30, 2022 were as follows:

November 30, 2022
Lease payments from December 1, 2022 - November 30, 2023	$175,821
Less imputed interest (December 1, 2022 - November)	10,380
Present value of lease liabilities	$165,441